INTANGIBLE ASSETS (Details 1) - Codere Online Business [Member] - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2019
Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Gross cost	€ 4,592	€ 4,592	€ 4,392
Accumulated amortization	(3,464)	(2,581)	(1,415)
Impairment losses	0	0	0
Intangible assets	1,128	2,011	2,977
Intangible Assets With Indefinite Useful Lifes [Member]
IfrsStatementLineItems [Line Items]
Gross cost	200	200	0
Accumulated amortization	(3)	0	0
Impairment losses	0	0	0
Intangible assets	197	200	0
Useful life (in years)	10	10	10
Service Concessions Arrangements [Member]
IfrsStatementLineItems [Line Items]
Gross cost	200
Accumulated amortization	(3)
Impairment losses	0
Intangible assets	197
Computer software [member]
IfrsStatementLineItems [Line Items]
Gross cost	4,392	4,392	4,392
Accumulated amortization	(3,461)	(2,581)	(1,415)
Impairment losses	0	0	0
Intangible assets	931	1,811	2,977
Useful life (in years)	€ 4	4	4
Service Concession Arrangement [Member]
IfrsStatementLineItems [Line Items]
Gross cost		200	0
Accumulated amortization		0	0
Impairment losses		0	0
Intangible assets		€ 200	€ 0